SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Operating Income by Segment
	Nine Months Ended September 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues - external	$30,091	$33,371	$61,274	$6,745	$-	$131,481
Revenues - internal	497	1,506	-	-	(2,003)	-

Cost of revenues	21,269	25,466	50,891	3,591	(2,116)	99,101
Gross profit	9,319	9,411	10,383	3,154	113	32,380

Research and development	391	494	-	2	-	887
Selling and marketing	1,249	1,716	2,722	419	-	6,106
General and administrative	4,106	2,594	4,337	485	-	11,522
Operating income	3,573	4,607	3,324	2,248	113	13,865

Financial expenses, net						1,128
Income before taxes						$12,737

	Nine Months Ended September 30, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues - external	$27,519	$30,239	$47,808	$5,506	$-	$111,072
Revenues - internal	782	1,709	-	-	(2,491)	-

Cost of revenues	18,400	26,884	41,736	3,127	(2,606)	87,541
Gross profit	9,901	5,064	6,072	2,379	115	23,531

Research and development	288	239	383	36	-	946
Selling and marketing	1,685	1,489	2,170	303	-	5,647
General and administrative	2,638	2,306	3,647	349	-	8,940
Other segment income	-	(2)	(388)	-	-	(390)
Operating income	5,290	1,032	260	1,691	115	8,388

Financial expenses, net						1,491
Income before taxes						$6,897

The following financial information is the information that CODM uses for analyzing the segment results. The following financial information is a summary of the operating income of each operational segment:

	Three Months Ended September 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues - external	$10,397	$10,550	$22,980	$2,308	$-	$46,235
Revenues - internal	160	608	-	-	(768)	-

Cost of revenues	7,382	8,504	18,146	1,400	(798)	34,634
Gross profit	3,175	2,654	4,834	908	30	11,601

Research and development	73	180	-	70	-	323
Selling and marketing	345	580	925	143	-	1,993
General and administrative	1,626	856	1,378	165	-	4,025
Operating income	1,131	1,038	2,531	530	30	5,260

Financial income, net						30
Income before taxes						$5,290

	Three Months Ended September 30, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues - external	$9,138	$10,779	$18,645	$1,897	$-	$40,459
Revenues - internal	275	210	-	-	(485)	-

Cost of revenues	6,125	9,252	16,341	733	(473)	31,978
Gross profit	3,288	1,737	2,304	1,164	(12)	8,481

Research and development	82	83	156	5	-	326
Selling and marketing	561	525	793	115	-	1,994
General and administrative	633	633	1,359	90	-	2,715
Operating income	2,012	496	(4)	954	(12)	3,446

Financial expenses, net						735
Income before taxes						$2,711

Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment
	Nine Months Ended September 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	$76,199	$45,533	$93,496	$10,302	$(1,395)	$224,135
Depreciation and amortization	648	822	2,147	265	(120)	3,762
Expenditure for segment assets	2,154	571	5,990	195	-	8,910

	Year Ended December 31, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	$33,726	$40,698	$80,014	$10,182	$(1,258)	$163,362
Depreciation and amortization	642	1,040	3,412	388	(27)	5,455
Expenditure for segment assets	1,972	1,124	1,347	683	-	5,126